Parent Company Financial Statements (Income Statement Of Parent Company) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income before income tax	$ 3,051	$ 2,809
Income tax benefit	(1,065)	4,570
Net income	1,986	7,379
Parent Company [Member]
Income
Total income
Other operating expenses	370	496
Total expenses	370	496
Income before income tax	(370)	(496)
Income tax benefit	126	169
Equity in undistributed income of subsidairies	2,230	7,706
Net income	$ 1,986	$ 7,379